Fair Value measurements - Gain Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative
Gain on derivative instruments	$ 438	$ 64
Freight Derivatives
Derivative
Gain on derivative instruments	0	64
Interest rate swaps
Derivative
Gain on derivative instruments	438	0
Interest rate swap agreement 1
Derivative
Interest rate swaps outstanding notional amount	26,840
Interest rate swap agreement 2
Derivative
Interest rate swaps outstanding notional amount	$ 28,628